VOYA PARTNERS, INC.
Voya Index Solution Income Portfolio
Voya Index Solution 2025 Portfolio
Voya Index Solution 2030 Portfolio
Voya Index Solution 2035 Portfolio
Voya Index Solution 2040 Portfolio
Voya Index Solution 2045 Portfolio
Voya Index Solution 2050 Portfolio
Voya Index Solution 2055 Portfolio
Voya Index Solution 2060 Portfolio
Voya Index Solution 2065 Portfolio
(each, a "Portfolio" and collectively, the "Portfolios")
Supplement dated October 21, 2022
to the Portfolios' Adviser Class, Initial Class, Service Class, and Service 2 Class Shares'
Prospectus, dated May 1, 2022
(the "Prospectus")
On September 29, 2022, the Board of Directors of Voya Partners, Inc. approved modifications with respect to the Portfolios' expense limits, effective October 1, 2022.
Effective immediately, the Prospectus is revised as follows:
1.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution Income Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.22	0.22	0.22	0.22
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.08	0.08	0.08	0.08
Acquired Fund Fees and Expenses	%	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%		0.95	0.45	0.70	0.85
Waivers and Reimbursements4%		(0.26)	(0.26)	(0.26)	(0.26)
Total Annual Fund Operating Expenses After Waivers and	%	0.69	0.19	0.44	0.59
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.

2.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution Income Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$70	277	500	1,143
I	$19	118	226	542
S	$45	198	364	846
S2	$60	245	446	1,025
3.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2025 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.08	0.08	0.08	0.08
Acquired Fund Fees and Expenses	%	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%		0.94	0.44	0.69	0.84
Waivers and Reimbursements4%		(0.25)	(0.25)	(0.25)	(0.25)
Total Annual Fund Operating Expenses After Waivers and	%	0.69	0.19	0.44	0.59
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
4.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2025 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$70	275	496	1,132
I	$19	116	221	530
S	$45	196	359	835
S2	$60	243	441	1,014
5.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2030 Portfolio's Summary Section is deleted and replaced with the following:
2

Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.10	0.10	0.10	0.10
Acquired Fund Fees and Expenses	%	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%		0.96	0.46	0.71	0.86
Waivers and Reimbursements4%		(0.25)	(0.25)	(0.25)	(0.25)
Total Annual Fund Operating Expenses After Waivers and	%	0.71	0.21	0.46	0.61
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
6.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2030 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$73	281	507	1,155
I	$22	122	233	555
S	$47	202	370	859
S2	$62	249	452	1,038
7.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2035 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.09	0.09	0.09	0.09
Acquired Fund Fees and Expenses	%	0.16	0.16	0.16	0.16
Total Annual Fund Operating Expenses3%		0.96	0.46	0.71	0.86
Waivers and Reimbursements4%		(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and	%	0.72	0.22	0.47	0.62
Reimbursements
1Expense information has been restated to reflect current contractual rates.
3

4
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
8.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2035 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$74	282	507	1,156
I	$23	123	234	556
S	$48	203	371	860
S2	$63	250	453	1,039
9.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2040 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.13	0.13	0.13	0.13
Acquired Fund Fees and Expenses	%	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%		0.99	0.49	0.74	0.89
Waivers and Reimbursements4%		(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and	%	0.75	0.25	0.50	0.65
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
10.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2040 Portfolio's Summary Section is deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$77	291	524	1,191
I	$26	133	250	593
S	$51	212	388	896
S2	$66	260	470	1,074
11.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2045 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.10	0.10	0.10	0.10
Acquired Fund Fees and Expenses	%	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%		0.96	0.46	0.71	0.86
Waivers and Reimbursements4%		(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and	%	0.72	0.22	0.47	0.62
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
12.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2045 Portfolio's the Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$74	282	507	1,156
I	$23	123	234	556
S	$48	203	371	860
S2	$63	250	453	1,039
13.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2050 Portfolio's Summary Section is deleted and replaced with the following:

Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class	ADV	I	S	S2
Management Fees2%	0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees %	0.50	None	0.25	0.40
Other Expenses %	0.17	0.17	0.17	0.17
Acquired Fund Fees and Expenses %	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%	1.02	0.52	0.77	0.92
Waivers and Reimbursements4%	(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and %	0.78	0.28	0.53	0.68
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
14.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2050 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$80	301	540	1,226
I	$29	143	267	630
S	$54	222	404	932
S2	$69	269	486	1,109
15.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2055 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class	ADV	I	S	S2
Management Fees2%	0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees %	0.50	None	0.25	0.40
Other Expenses %	0.15	0.15	0.15	0.15
Acquired Fund Fees and Expenses %	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%	1.00	0.50	0.75	0.90
Waivers and Reimbursements4%	(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and %	0.76	0.26	0.51	0.66
Reimbursements
1Expense information has been restated to reflect current contractual rates.

2
3
4
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
16.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2055 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$78	295	529	1,203
I	$27	136	256	605
S	$52	216	393	908
S2	$67	263	475	1,086
17.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2060 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class	ADV	I	S	S2
Management Fees2%	0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees %	0.50	None	0.25	0.40
Other Expenses %	0.21	0.21	0.21	0.21
Acquired Fund Fees and Expenses %	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%	1.06	0.56	0.81	0.96
Waivers and Reimbursements4%	(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and %	0.82	0.32	0.57	0.72
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
18.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2060 Portfolio's Summary Section is deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$84	313	561	1,272
I	$33	155	289	678
S	$58	235	426	979
S2	$74	282	507	1,156
19.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2065 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.36	0.36	0.36	0.36
Acquired Fund Fees and Expenses	%	0.16	0.16	0.16	0.16
Total Annual Fund Operating Expenses3%		1.22	0.72	0.97	1.12
Waivers and Reimbursements4%		(0.42)	(0.42)	(0.42)	(0.42)
Total Annual Fund Operating Expenses After Waivers and	%	0.80	0.30	0.55	0.70
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
20.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2065 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$82	346	630	1,440
I	$31	188	359	855
S	$56	267	495	1,151
S2	$72	314	576	1,326
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
8